Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey Costs
As of January 1, 2019	$13,031
Additions	7,157
Amortization	(8,733)
As of December 31, 2019	11,455
Additions	13,380
Amortization	(5,251)
As of June 30, 2020	$19,584